UNCONSOLIDATED AFFILIATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 958,807	$ 948,221
Equity in net earnings from investments	139,690	125,300	$ 117,415
Equity method goodwill	40,100	40,100
Payments to Acquire Other Investments	68,275	27,540	1,063
Accounts Payable, Related Parties	11,100	8,000
Impairment of equity investments	0	(180,583)	(76,412)
Balance Sheet [Abstract]
Current assets	143,317	149,439
Property, plant and equipment, net	2,579,607	2,556,559
Other noncurrent assets	20,784	23,722
Current liabilities	77,388	211,037
Long-term debt	649,539	425,521
Other noncurrent liabilities	69,265	69,356
Accumulated other comprehensive loss	(7,450)	(5,669)
Owners' equity	1,954,966	2,029,475
Income Statement [Abstract]
Operating revenues	578,542	524,496	548,491
Operating expenses	260,753	304,930	309,990
Net income	293,921	200,064	214,410
Proceeds from Equity Method Investment, Dividends or Distributions, Total	196,717	155,918	139,019
Northern Border Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	328,456	363,231
Equity in net earnings from investments	$ 69,990	$ 66,941	69,819
Net ownership percentage	50.00%	50.00%
Overland Pass Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 444,138	$ 459,354
Equity in net earnings from investments	$ 53,984	$ 37,783	25,906
Net ownership percentage	50.00%	50.00%
Other Unconsolidated Affiliate [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 186,213	$ 125,636
Equity in net earnings from investments	15,716	20,576	21,690
Roadrunner Gas Transmission [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments	$ 65,000	30,000
Bighorn Gas Gathering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Net ownership percentage	49.00%
Fort Union Gas Gathering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Net ownership percentage	37.00%
Lost Creek Gathering Company [Member]
Schedule of Equity Method Investments [Line Items]
Net ownership percentage	35.00%
Unconsolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Operating expenses	$ 140,300	$ 104,700	$ 62,000
Powder River Basin Other Than Bighorn Gas Gathering [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 31,100